Cash	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
CASH

3           CASH

Cash consists of cash on hand and cash at banks. As of June 30, 2012 and December 31, 2011, cash of $9,029,095 and $7,101,505, respectively, was held in major financial institutions located in the PRC; and cash of $736,386 and $124,355, respectively was held in the Hong Kong Special Administrative Region. Management performs periodic evaluations of the relative credit standings of these major financial institutions, and believes that these major financial institutions have high credit ratings.